Vanguard International Dividend Appreciation Index Fund Expense Example, No Redemption - Admiral Prospectus [Member] - Vanguard International Dividend Appreciation Index Fund - Admiral Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 41
Expense Example, No Redemption, 3 Years	76
Expense Example, No Redemption, 5 Years	115
Expense Example, No Redemption, 10 Years	$ 229